Business Combinations - Centennial Towers Colombia, S.A.S. and Centennial Towers Brasil Cooperatief U.A. (Details) $ in Thousands		1 Months Ended	9 Months Ended
	Apr. 08, 2021 USD ($)	Apr. 08, 2021 USD ($) item	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 19, 2021 USD ($)
Business Combinations
Gross consideration				$ 2,729
Net cash consideration				1,910
Identifiable assets acquired and liabilities assumed:
Customer related intangible asset				1,947
Network related intangible asset				671
Trade and other payables				(921)
Total identifiable net assets acquired				2,729
Towers and tower equipment
Identifiable assets acquired and liabilities assumed:
Network assets				$ 1,032
Centennial Towers Colombia, S.A.S. and Centennial Towers Brasil Cooperatief U.A.
Business Combinations
Percentage of business acquired	100.00%	100.00%
Number of sub-parts of business combination | item		2
Goodwill deductible for tax purpose					$ 0
Gross consideration	$ 140,951	$ 140,951
Less: cash in business at the date of acquisition	(919)
Net cash consideration	140,032	140,032
Identifiable assets acquired and liabilities assumed:
Capital work in progress	1,128	1,128
Right of use asset	32,034	32,034
Customer related intangible asset	68,021	68,021
Network related intangible asset	915	915
Trade and other receivables	5,386	5,386
Trade and other payables	(5,117)	(5,117)
Provisions for other liabilities and charges	(5,799)	(5,799)
Lease liabilities	(34,486)	(34,486)
Tax payable	(3,434)	(3,434)
Deferred tax	(26,281)	(26,281)
Total identifiable net assets acquired	91,862	91,862
Goodwill	48,170	48,170
Revenue - post-acquisition			$ 6,356
Loss - post-acquisition			707
Centennial Towers Colombia, S.A.S. and Centennial Towers Brasil Cooperatief U.A. | Software
Identifiable assets acquired and liabilities assumed:
Software	496	496
Centennial Towers Colombia, S.A.S. and Centennial Towers Brasil Cooperatief U.A. | Towers and tower equipment
Identifiable assets acquired and liabilities assumed:
Network assets	57,964	57,964
Centennial Towers Colombia, S.A.S. and Centennial Towers Brasil Cooperatief U.A. | Land
Identifiable assets acquired and liabilities assumed:
Network assets	953	953
Centennial Towers Colombia, S.A.S. and Centennial Towers Brasil Cooperatief U.A. | Furniture and office equipment
Identifiable assets acquired and liabilities assumed:
Network assets	82	82
Centennial Towers Colombia, S.A.S.
Business Combinations
Gross consideration	47,051	47,051
Less: cash in business at the date of acquisition	(659)
Net cash consideration	46,392	46,392
Identifiable assets acquired and liabilities assumed:
Capital work in progress	500	500
Right of use asset	9,761	9,761
Customer related intangible asset	32,599	32,599
Network related intangible asset	321	321
Trade and other receivables	3,023	3,023
Trade and other payables	(3,646)	(3,646)
Provisions for other liabilities and charges	(527)	(527)
Lease liabilities	(10,458)	(10,458)
Tax payable	(625)	(625)
Deferred tax	(10,907)	(10,907)
Total identifiable net assets acquired	34,679	34,679
Goodwill	11,713	11,713				$ 11,700
Revenue - post-acquisition			1,948
Loss - post-acquisition			(1,762)
Centennial Towers Colombia, S.A.S. | Software
Identifiable assets acquired and liabilities assumed:
Software	1	1
Centennial Towers Colombia, S.A.S. | Towers and tower equipment
Identifiable assets acquired and liabilities assumed:
Network assets	14,074	14,074
Centennial Towers Colombia, S.A.S. | Land
Identifiable assets acquired and liabilities assumed:
Network assets	546	546
Centennial Towers Colombia, S.A.S. | Furniture and office equipment
Identifiable assets acquired and liabilities assumed:
Network assets	17	17
Centennial Towers Brasil Cooperatief U.A.
Business Combinations
Gross consideration	93,900	93,900
Less: cash in business at the date of acquisition	(260)
Net cash consideration	93,640	93,640
Identifiable assets acquired and liabilities assumed:
Capital work in progress	628	628
Right of use asset	22,273	22,273
Customer related intangible asset	35,422	35,422
Network related intangible asset	594	594
Trade and other receivables	2,363	2,363
Trade and other payables	(1,471)	(1,471)
Provisions for other liabilities and charges	(5,272)	(5,272)
Lease liabilities	(24,028)	(24,028)
Tax payable	(2,809)	(2,809)
Deferred tax	(15,374)	(15,374)
Total identifiable net assets acquired	57,183	57,183
Goodwill	36,457	36,457
Revenue - post-acquisition			4,408
Loss - post-acquisition			$ 2,469
Centennial Towers Brasil Cooperatief U.A. | Software
Identifiable assets acquired and liabilities assumed:
Software	495	495
Centennial Towers Brasil Cooperatief U.A. | Towers and tower equipment
Identifiable assets acquired and liabilities assumed:
Network assets	43,890	43,890
Centennial Towers Brasil Cooperatief U.A. | Land
Identifiable assets acquired and liabilities assumed:
Network assets	407	407
Centennial Towers Brasil Cooperatief U.A. | Furniture and office equipment
Identifiable assets acquired and liabilities assumed:
Network assets	$ 65	$ 65